Description of the Plan - Narrative (Details) - USD ($)			12 Months Ended
	Jan. 01, 2025	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Description of Plan [Line Items]
Super catch up contribution, maximum amount			$ 11,250
Matching percentage			3.00%
Participant compensation matched, percentage			3.00%
Employer, net of forfeitures			$ 39,423,655
Maximum borrowing, to total account, percentage			50.00%
Note receivable from participant, account, maximum borrowing, amount			$ 50,000
Basis spread on variable rate			2.00%
Forfeited nonvested account			$ 50,568	$ 47,050
EBP 002 | EBP, Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Forfeited nonvested account, decrease from employer contribution			$ 3,457,230
Minimum | EBP 002
EBP, Description of Plan [Line Items]
Automatic deferral rate	4.00%
Contribution to eligible compensation, percentage			1.00%
Highly compensated employees, contribution to eligible compensation, percentage			0.01
Super catch up eligibility, contribution age			60 years
General loan, borrowing term			1 year
Participant loan, interest rate			3.73%
Involuntary cash-out limit			$ 1,000
Maximum
EBP, Description of Plan [Line Items]
General loan, borrowing term			25 years
Maximum | EBP 002
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage			75.00%
Highly compensated employees, contribution to eligible compensation, percentage			0.085
Super catch up eligibility, contribution age			63 years
Participant loan, interest rate			10.50%
Involuntary cash-out limit		$ 7,000